Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 3,074,052
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	3,211,010
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	159,800,893
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	162,076,367
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	(52,965,236)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	(52,965,236)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	67,621,167
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	67,621,167
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	(3,464,555)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	(3,464,555)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	3,668,984
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	1,796,807
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	177,735,305
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	178,275,560
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	(31,021,494)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	(27,068,836)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	146,713,811
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	151,206,724
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	21,022,981
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	15,652,722
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	167,736,792
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	$ 166,859,446